Share Capital and Equity Reserve	12 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Share Capital and Equity Reserve
1 1 .	SHARE CAPITAL AND EQUITY RESERVE

(a)	Authorized
100,000,000 common shares, no par value

(b)	Issued and outstanding
Common shares issued through public offering
On October 30, 2020, the Company completed an underwritten public offering in the United States of America and Canada of 6,272,727 common shares at a price of $11.00 per common share, for aggregate gross proceeds of $69,000,000. Costs of the underwriting fees and expenses were $5,323,000
, or $4,228,000 net of deferred tax asset recognized. Costs of underwriting fees and expenses are recognized in equity as a reduction of share capital.
Common shares issued pursuant to share-based compensation plans
During the year ended June 30, 2021, the Company issued 106,844 common shares on exercise of employee stock options (note 1
1
(c)), 590,674 common shares pursuant to its Performance and Restricted Share Unit
Plan
(
the
“PRSU
 Plan
”) (note 1
1
(d)) and 68,089 common shares pursuant to its
2019
Employee Share Ownership Plan (the “ESOP”) (note 1
1
(f)). Aggregate proceeds from the exercise of employee stock options was $656,000, and from the ESOP was $512,000.
During the year ended June 30, 2020, the Company issued 286,268 common shares on exercise of employee stock options (note 1
1
(c)), 540,352
common shares pursuant to its PRSU Plan (note 11(d)) and

72,023
common shares pursuant to the ESOP (note 11(f)). Aggregate proceeds from the exercise of employee stock options was
$
1,646,000
, and from the ESOP was $
369,000
.

(c)	Stock Option Plan
The Company’s share-based compensation plans include
the 2000 Share
Option Plan (“Option Plan”).
In 2001, the Company’s Board of Directors adopted the Option Plan (as amended in 2007, 2009, 2015 and 2018). Under the Option Plan, the maximum number of common shares reserved for issuance is limited to 12% of the number of common shares outstanding, less the amount that are issuable under the PRSU Plan (note 11(d)) and the ESOP (note 11(f)). At June 30, 2021, the maximum number of common shares available under the Option Plan was
3,114,125 (2020 – 2,324,924), of which 2,431,848 remained available for grant thereunder.
Terms and conditions of options granted under the Option Plan are determined solely by the Board of Directors. Under the Option Plan, the exercise price of each option equals the last closing market price of the Company’s common shares before the grant date. The term of option grants may not exceed 7 years from the date of grant of the option. Options are generally granted with a four year vesting period (25% vesting on each anniversary date).
The following table summarizes activity under the Option Plan for the years ended June 30, 2021 and 2020:

	Year ended June 30,
	2021		2020
	Number of options	Weighted average exercise price (CAD)	Number of options	Weighted average exercise price (CAD)

Outstanding, beginning of year	791,171	$7.87	1,151,213	$7.82
Exercised	(106,844)	8.05	(286,268)	7.79
Forfeited	(1,800)	7.46	(58,474)	7.50
Expired	(250)	9.16	(15,300)	7.35

Outstanding, end of year	682,277	$7.84	791,171	$7.87

The following table summarizes information about stock options outstanding and exercisable at June 30, 2021:

	Options Outstanding			Options Exercisable
Range of exercise prices (CAD)	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price (CAD)	Number of options	Weighted average exercise price (CAD)

$6.03 - $8.41	297,277	1.99	$6.49	272,691	$6.41
$8.42 - $9.16	385,000	4.68	8.89	192,500	8.89

	682,277	3.51	$7.84	465,191	$7.43

(d)	Performance and Restricted Share Unit Plan
The Company’s share-based compensation plans also include the PRSU Plan. Under the PRSU Plan, the Company may issue Performance Share Units (“PSUs”) and Restricted Share Units (“RSUs”).
In 201
5
, the Company’s shareholders ratified the PRSU Plan (as amended in 2018). Under the PRSU Plan, the maximum number of common shares reserved for issuance is limited to 12% of the number of common shares outstanding, less the amount that are issuable under the Option Plan (note 1
1
(c))
 and
Employee Share Ownership Plan (note 1
1
(f)). At June 30, 2021, 4,984,671 (2020 – 3,963,088) common shares were eligible for grant under the PRSU Plan, of which 2,431,848 remained available for grant thereunder. In addition, the Company has a Market-based PRSU Plan (“Market PRSU Plan”). Shares issued pursuant to the Market PRSU Plan will be acquired, at the Company’s election, under the terms of permissible share buyback mechanisms, including the Company’s Normal Course Issuer Bid, and will not be issued from treasury. At June 30, 2021, none of the outstanding PSUs or RSUs were issued pursuant to the Market PRSU Plan.
Terms and conditions of PSUs and RSUs granted are determined by the Board of Directors in accordance with the PRSU Plan terms.
Performance Share Units
Under the PRSU Plan, PSUs are issued to eligible persons and typically vest after a three-year period (100% cliff vesting on the third anniversary date). The number of PSUs that ultimately vest is based on an Adjustment Factor, as determined by the Board of Directors at the date of grant, and can range from 0% to 200% of the number of units initially granted. The expiry date of the PSU grants is typically
December 31 of the year
in which
the
tranche vests
. PSUs outstanding as at June 30, 2021 have a weighted average term to expiry of 3.2 years.
The following table summarizes PSU activity for the years ended June 30, 2021 and 2020:

	Year ended June 30,
	2021	2020

Outstanding, beginning of year	617,373	312,404
Granted	230,572	444,033
Exercised	(17,570)	(18,910)
Forfeited	(16,440)	(120,154)

Outstanding, end of year	813,935	617,373

At June 30, 2021, none of the outstanding PSUs had vested. The weighted average grant date fair value of PSUs granted during the years ended June 30, 2021 was $12.14 (2020 – $7.90).
During the year ended June 30, 2021, the Adjustment Factor related to the PSUs granted was related to the achievement of Company-specific performance targets. The fair value of the PSUs granted was estimated on the grant date using a Monte Carlo simulation model, taking into account the fair value of the Company’s common shares on the date of grant, potential future dividends accruing to the PSU holder’s benefit, and encompassing a wide range of possible future Company performance conditions.
Restricted Share Units
Under the PRSU Plan, RSUs are issued to eligible persons and typically
vest over a three year period (33.3% vesting on each

grant
anniversary date). The expiry date of the RSU grants is generally December 31 of the year in which the tranche vests. RSUs outstanding as at June 30, 2021 have a weighted average term to expiry of 1.3 years.
The following table summarizes RSU activity for the years ended June 30, 2021 and 2020:

	Year ended June 30,
	2021	2020

Outstanding, beginning of year	1,811,963	1,282,298
Granted	701,732	1,288,092
Exercised	(573,104)	(521,442)
Forfeited	(201,702)	(236,985)

Outstanding, end of year	1,738,889	1,811,963

At June 30, 2021, 214,209
(2020 – 44,767)
of the outstanding RSUs had vested. The weighted average grant date fair value of RSUs granted during the year ended June 30, 2021 was $11.87 (2020 – $6.64).
The fair value of the RSUs granted was estimated on the grant date using the fair value of the Company’s common shares on the date of grant and potential future dividends accruing to the RSU holder’s benefit.

(e)	Deferred Share Unit Plan
The Company’s share-based compensation plans also include a Deferred Share Unit (“DSU”) Plan. The DSU Plan is a cash-settled share based compensation plan.
In 2016, the Company’s shareholders ratified the DSU Plan. Terms and conditions of DSUs granted are determined by the Board of Directors.
Under the DSU Plan, DSUs are issued to eligible persons and generally vest over a one year period (25% per three months). DSUs are not eligible for redemption until the unitholder ceases to be an eligible person. The term of the DSU grants is coterminous with the date the unitholder ceases to be an eligible person.
The following table summarizes activity under the DSU Plan for the years ended June 30, 2021 and 2020:

	Year ended June 30,
	2021	2020

Outstanding, beginning of year	377,612	340,862
Granted	6,763	85,062
Released	(60,365)	(48,312)

Outstanding, end of year	324,010	377,612

The weighted average grant date fair value of DSUs granted during the year ended June 30, 2021 was $13.94 (2020 – $10.13). At June 30, 2021, fair value of liabilities arising from the DSU Plan was $4,688,000 (2020 – $3,685,000). The amount is included within trade and other payables.

(f)	Employee Share Ownership Plan and Prior ESOP
In December 2019, the Company’s shareholders ratified the Employee Share Ownership Plan (“ESOP”). Previously the Company had the Employee Share Ownership Plan (“Prior ESOP”), which was adopted in 2004.
The terms of the ESOP allow employees to purchase up to 350,000 common shares from treasury at a 15% discount from the market price. Each employee can allocate an annual maximum of CAD $15,000 per year to the purchase of common shares through two, six month offering periods per year. The ESOP became effective January 1, 2020, and on that date, the Prior ESOP lapsed.
During the year ended June 30, 2021, 68,089 common shares (2020 – 72,023 common shares) were issued under the ESOP at a weighted average price of $7.52 (2020 – $5.12) per share.
At June 30, 2021, 281,911 common shares were available for grant under the ESOP.
(g)	Share-based compensation expense
The Company’s share-based compensation for the years ended June 30, 2021 and 2020 was comprised as follows:

	Year ended June 30,
	2021	2020

Stock Option	$111	$162
PSU	1,802	956
RSU	6,489	3,821
DSU	1,820	1,781
ESOP	137	52

	$10,359	$6,772

The Company’s share-based compensation was attributable to the following areas for the year ended June 30, 2021 and 2020:

	Year ended June 30,
	2021	2020

Cost of revenue	$1,335	$463
Sales and marketing	3,271	2,206
Research and development	1,626	1,143
General and administration	4,127	2,960

	$10,359	$6,772

(h)	Treasury shares
During 2017, the Company acquired 104,567 treasury shares for a total cost of $499,000, pursuant to a TSX Normal Course Issuer Bid order to fund the Company’s Market PRSU Plan (note 1
1
(d)).
At June 30, 2021, the Company held 60,942 treasury shares with a cost of $264,000 (2020 - $264,000).

(i)	Dividends
During the year ended June 30, 2021, the Company declared four quarterly dividends of CAD$0.08 per share on its common shares, amounting to $12,012,913. The dividends were paid in cash to shareholders of record at the close of business on August 12, 2020, November 13, 2020, February 12, 2021, and May 14, 2021 respectively.
(j)	Net income per share
Basic and diluted net income per share is calculated as follows:

	Year ended June 30,
	2021	2020

Net income attributable to common shareholders	$3,732	$10,635

Basic weighted average number of common shares outstanding	47,131,785	42,137,720
Effect of dilutive securities:
Stock Option	385,179	179,395
PSU	813,935	617,373
RSU	1,585,612	1,811,963

Diluted weighted average number of common shares outstanding	49,916,511	44,746,451

Basic net income per common share	0.08	$0.25

Diluted net income per common share	0.07	$0.24